REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 14,629	$ 14,112	$ 12,952
Other revenues	1,026	738	435
Revenues	15,934	14,977	13,387
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	12,805	11,807	11,172
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	427	490	324
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,397	1,815	1,456
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,173	4,764	4,519
Sales-type lease income	0	0
Other revenues	0	0	0
Revenues	$ 5,173	4,764	4,519
Canadian Natural Gas Pipelines | Coastal GasLink
Disaggregation of Revenue [Line Items]
Ownership interest percentage	35.00%
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 5,141	4,696	4,432
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	32	68	87
Canadian Natural Gas Pipelines | Coastal GasLink | Related party
Disaggregation of Revenue [Line Items]
Revenues	31	68	87
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,981	5,919	5,196
Sales-type lease income	0	0
Other revenues	248	14	37
Revenues	6,229	5,933	5,233
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5,107	4,621	4,139
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	874	1,298	1,057
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	567	561	605
Sales-type lease income	279	127
Other revenues	0	0	0
Revenues	846	688	605
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	442	507	576
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	125	54	29
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,118	1,987	2,030
Sales-type lease income	0	0
Other revenues	549	681	276
Revenues	2,667	2,668	2,306
Liquids Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,115	1,983	2,025
Liquids Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Liquids Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3	4	5
Power and Energy Solutions
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	790	881	602
Sales-type lease income	0	0
Other revenues	229	43	122
Revenues	1,019	924	724
Power and Energy Solutions | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0
Power and Energy Solutions | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	427	490	324
Power and Energy Solutions | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	363	391	$ 278
TGNH Pipelines | Non-lease components
Disaggregation of Revenue [Line Items]
Revenues	$ 97	$ 37